Contingent Consideration Receivable - Schedule of Contingent Consideration Receivable (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Contingent Consideration Receivable [Abstract]
Beginning balance		$ 2,842	$ 151,775
Fair value gain on contingent consideration receivable	[1]		11,097
Related party transaction with PGHL			(159,302)
Settlements		(2,621)	(3,045)
Foreign exchange		(221)	2,317
Ending balance		0	2,842
Current portion of contingent consideration receivable		0	$ 2,842
Non-current portion of contingent consideration receivable		$ 0

[1]	The gain recognized is due to the fair value measurement of the contingent consideration receivable and is recorded in Other income, net (Note 20).